Organization and Business Description (Details) - CNY (¥)				6 Months Ended
	Dec. 01, 2021	Jun. 08, 2018	Feb. 07, 2018	Mar. 31, 2024	Dec. 09, 2021	Oct. 21, 2021
Organization and Business Description [Line Items]
Date of incorporation				Sep. 29, 2021
Acquired shares percentage		60.00%	60.00%
Global Mofy Caymans [Member]
Organization and Business Description [Line Items]
Equity interests percentage						100.00%
Mofy Metaverse (Beijing) Technology Co., Ltd [Member]
Organization and Business Description [Line Items]
Equity interests percentage					100.00%
Global Mofy China [Member]
Organization and Business Description [Line Items]
Equity interests percentage	100.00%
Mofy Filming Hainan Co.Ltd [Member]
Organization and Business Description [Line Items]
Consideration amount (in Yuan Renminbi)	¥ 1